UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         30 September 2012
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       J.Safra Asset Management (Europe) Ltd
          --------------------------------------------------------------
Address:    47 Berkeley Square
          --------------------------------------------------------------
            London W1J 5AU
          --------------------------------------------------------------
            United Kindom
          --------------------------------------------------------------

Form 13F File Number:   	028-14611
                            --------------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Mr. Paul Ellis
                  ----------------------------------------------------------
          Title:    Compliance Officer
                  ----------------------------------------------------------
          Phone:    44 207 514 1016
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Paul Ellis       	 London, UK    			13 November2012
      ---------------------     ---------------------    -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name


                                 -------------------------------
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              none
                                             ----------------------------

Form 13F Information Table Entry Total:         61
                                             ----------------------------

Form 13F Information Table Value Total:	    $ 32,751

                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE.



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FORM 13F

06-30-2012

                                                   FORM 13F INFORMATION TABLE

NAME OF ISSUER                                  TITLE                VALUE    SHARES/  SH/  PUT/ INVSTMT  OTHER     VOTING AUTHORITY
                                               OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL DSCRETN MANAGERS  SOLE  SHARED NONE
  ------------------------------              ----------  --------- -------- --------  ---  ---- ------- -------- ------ ------ ----

ALLIANCE DATA SYSTEMS CORP			Equity	18581108	45	319		Sole	JSAMEL      319	    0	 0
AMERICAN GREETINGS CORP-CL A			Equity	26375105	347	20,662		Sole	JSAMEL	 20,662	    0	 0
AMERIGROUP CORP					Equity	03073T102	837	9,150		Sole	JSAMEL	  9,150	    0	 0
AMERIGROUP CORP					Equity	03073T102	150	1,640		Sole	JSAMEL	  1,640	    0	 0
ARIBA INC					Equity	04033V203	1,674	37,367		Sole	JSAMEL	 37,367	    0	 0
ARIBA INC					Equity	04033V203	300	6,689		Sole	JSAMEL	  6,689	    0	 0
ASSURANT INC					Equity	04621X108	424	11,375		Sole	JSAMEL	1 1,375	    0	 0
AVNET INC					Equity	53807103	44	1,500		Sole	JSAMEL	  1,500	    0	 0
BELO CORPORATION-A				DepRec	80555105	237	30,219		Sole	JSAMEL	 30,219	    0	 0
CEDAR FAIR LP					Equity	150185106	17	500		Sole	JSAMEL	    500	    0	 0
CF INDUSTRIES HOLDINGS INC			Equity	125269100	297	1,335		Sole	JSAMEL	  1,335	    0	 0
CLIFFS NATURAL RESOURCES INC			Equity	18683K101	124	3,161		Sole	JSAMEL	  3,161	    0	 0
COOPER INDUSTRIES PLC				Equity			2,438	32,481		Sole	JSAMEL	 32,481	    0	 0
COOPER INDUSTRIES PLC				Equity			458	6,100		Sole	JSAMEL	  6,100	    0	 0
COVENTRY HEALTH CARE INC			Equity	222862104	275	6,600		Sole	JSAMEL	  6,600	    0	 0
DOLLAR THRIFTY AUTOMOTIVE GP	      		Equity	256743105	869	10,000		Sole	JSAMEL	 10,000	    0	 0
DOLLAR THRIFTY AUTOMOTIVE GP			Equity	256743105	213	2,450		Sole	JSAMEL	  2,450	    0	 0
DOMTAR CORP					Equity	257559203	348	4,439		Sole	JSAMEL	  4,439	    0	 0
DUN & BRADSTREET CORP				Equity	2.65E+104	48	600		Sole	JSAMEL	    600	    0	 0
DXP ENTERPRISES INC	  			DepRec	233377407	277	5,789		Sole	JSAMEL	  5,789	    0	 0
EMC CORP/MASS					Equity	268648102	829	30,400		Sole	JSAMEL	 30,400     0	 0
EPL OIL & GAS INC				Equity	29270U303	263	12,959		Sole	JSAMEL	 12,959	    0	 0
FINANCIAL SELECT SECTOR SPDR			ETF	81369Y605	1,871	120,000		Sole	JSAMEL	120,000	    0	 0
HALLIBURTON CO					Equity	406216101	928	27,550		Sole	JSAMEL	 27,550	    0	 0
HARTFORD FINANCIAL SVCS GRP			Equity	416515104	284	14,608		Sole	JSAMEL	 14,608	    0	 0
HCA HOLDINGS INC				Equity	40412C101	233	7,017		Sole	JSAMEL	  7,017	    0	 0
HILLSHIRE BRANDS CO				Equity	432589109	496	18,539		Sole	JSAMEL	 18,539	    0	 0
HILLSHIRE BRANDS CO	  			Equity	432589109	119	4,460		Sole	JSAMEL	  4,460	    0	 0
HOLLYFRONTIER CORP				Equity	436106108	52	1,260		Sole	JSAMEL	  1,260	    0	 0
HOSPITALITY PROPERTIES TRUST			Equity	44106M102	339	14,265		Sole	JSAMEL	 14,265	    0	 0
JARDEN CORP					Equity	471109108	50	940		Sole	JSAMEL	    940	    0	 0
KKR FINANCIAL HOLDINGS LLC			Equity	48248A306	356	35,423		Sole	JSAMEL	 35,423	    0	 0
LAS VEGAS SANDS CORP				Equity	517834107	927	20,000		Sole	JSAMEL	 20,000	    0	 0
LEAR CORP					Equity	521865204	46	1,230		Sole	JSAMEL	  1,230	    0	 0
LEXMARK INTERNATIONAL INC-A			Equity	529771107	49	2,200		Sole	JSAMEL	  2,200	    0	 0
LYONDELLBASELL INDU-CL A			DepRec			309	5,991		Sole	JSAMEL	  5,991	    0	 0
MACQUARIE INFRASTRUCTURE CO			Equity	55608B105	324	7,807		Sole	JSAMEL	  7,807	    0	 0
NEUSTAR INC-CLASS A				Equity	64126X201	54	1,350		Sole	JSAMEL	  1,350	    0	 0
NEXEN INC					Equity	65334H102	3,776	149,000		Sole	JSAMEL	149,000	    0	 0
NEXEN INC					Equity	65334H102	661	26,100		Sole	JSAMEL	 26,100	    0	 0
NOBLE CORP					Equity			558	15,600		Sole	JSAMEL	 15,600	    0	 0
OIL STATES INTERNATIONAL INC			Equity	678026105	251	3,159		Sole	JSAMEL	  3,159	    0	 0
ON ASSIGNMENT INC				Equity	6.82E+08	216	10,830		Sole	JSAMEL	 10,830	    0	 0
PDL BIOPHARMA INC				Equity	69329Y104	505	65,595		Sole	JSAMEL	 65,595	    0	 0
PLX TECHNOLOGY INC				Equity	693417107	2,912	506,490		Sole	JSAMEL	506,490	    0	 0
PLX TECHNOLOGY INC				Equity	693417107	624	108,500		Sole	JSAMEL	108,500	    0	 0
POLARIS INDUSTRIES INC				Equity	731068102	19	231		Sole	JSAMEL	    231	    0	 0
PRUDENTIAL FINANCIAL INC			Equity	744320102	47	860		Sole	JSAMEL	    860	    0	 0
QUALCOMM INC					Equity	747525103	625	10,000		Sole	JSAMEL	 10,000	    0	 0
QUESTCOR PHARMACEUTICALS			Equity	74835Y101	74	3,986		Sole	JSAMEL	  3,986	    0	 0
RR DONNELLEY & SONS CO				Equity	257867101	45	4,250		Sole	JSAMEL	  4,250	    0	 0
SABRA HEALTH CARE REIT INC			Equity	78573L106	436	21,774		Sole	JSAMEL	 21,774	    0	 0
SUBSEA 7 SA 1.000% 10/05/17 SR:SUBC CVT		Equity	EJ3827213	1,600	1,600,000	Sole	JSAMEL1,600,000	    0	 0
SUBSEA 7 SA 1.000% 10/05/17 SR:SUBC CVT		Equity	EJ3827213	400	400,000		Sole	JSAMEL	400,000	    0	 0
TESORO CORP					Equity	881609101	80	1,910		Sole	JSAMEL	  1,910	    0	 0
TORCHMARK CORP					Equity	891027104	99	1,932		Sole	JSAMEL	  1,932	    0	 0
TYCO INTERNATIONAL LTD				Equity			1,845	32,800		Sole	JSAMEL	 32,800	    0	 0
TYCO INTERNATIONAL LTD				Equity			506	9,000		Sole	JSAMEL	  9,000	    0	 0
VALIDUS HOLDINGS LTD				Equity			50	1,465		Sole	JSAMEL	  1,465	    0	 0
WELLPOINT INC					Equity	94973V107	305	5,250		Sole	JSAMEL	  5,250	    0	 0
WESTERN REFINING INC	 			Equity	959319104	168	6,406		Sole	JSAMEL	  6,406	    0	 0




REPORT SUMMARY             61   DATA RECORDS     $32,751